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[LETTERHEAD OF LINCOLN LIFE]

May 5, 1998

VIA EDGAR


Securities & Exchange Commission
Division of Insurance Management
Office of Insurance Products
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Lincoln Life Flexible Premium Variable Life Account F
     (File No. 33-14692)

Dear Ladies and Gentlemen:

The form of Prospectus that would have been filed under paragraph (c) of Rule 497 of Regulation C under the Securities Act of 1933, does not differ from that contained in the most recent amendment to the registration statement, and the text of the most recent amended registration statement was filed electronically on April 27, 1998.

If you have any questions or comments concerning this filing, please contact me at the above-listed number.


Sincerely,

/s/ Randall L. Keller
--------------------------
Randall L. Keller
Securities Fund Specialist